Income Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Tax Credit Carryforward [Line Items]
Operating loss carryforwards, State and local	$ 8,300,000
Operating loss carryforwards, Domestic	$ 8,300,000
Operating loss carryforwards, Expiration date	Dec. 31, 2033
Research and development credits	$ 134,724
Unrecognized tax benefits	70,000
Valuation allowance, Deferred tax asset, Increase Amount	$ 2,632,553	$ 1,256,948
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Tax credit carryforward, Expiration date	Dec. 31, 2034